Note 3 - Revenue - Potential Milestone Payments Received 1 (Details) - Collaborative Arrangement [Member] - Pieris Pharmaceuticals, Inc. [Member] - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Research And Development Milestone Payments [Member]
milestone	$ 844	$ 951
Research And Development Milestone Payments [Member] | Pfizer [Member]
milestone	759	759
Research And Development Milestone Payments [Member] | Servier Developed Collaboration Products [Member]
milestone		107
Research And Development Milestone Payments [Member] | Boston Pharmaceuticals [Member]
milestone	85	$ 85
Sales Milestone Payments [Member]
milestone	715		$ 814
Sales Milestone Payments [Member] | Pfizer [Member]
milestone	450		450
Sales Milestone Payments [Member] | Servier Developed Collaboration Products [Member]
milestone			99
Sales Milestone Payments [Member] | Boston Pharmaceuticals [Member]
milestone	$ 265		$ 265